Redeemable Preferred Units (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013		Dec. 31, 2012	May 25, 2010
Preferrred Units Issued Stated Price		$ 100
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 300,000,000
Preferred Stock Redemption Premium		40,000,000
Gain Recognized from Conversion of Series A Preferred Units		26,000,000
Conversion of Stock, Amount Converted		(41,000,000)
ETE Preferred Units [Member]
Preferred units, issued					3,000,000
Aggregate liquidation preference					300,000,000
Quarterly cash distribution, per preferred unit	$ 2.0
Preferred units outstanding		3,000,000
Preferred units carrying value non-cash adjustment		9,000,000		8,000,000
Preferred units, fair value				331,000,000
Regency Preferred Units [Member]
Preferred units outstanding	4,371,586	1,900,000		4,371,586
Mandatory redeemable price of units outstanding	71,000	32,000,000		73,000,000
Conversion of Stock, Shares Converted		(2,459,017)
Conversion of Stock, Amount Converted		(41,000,000)	[1]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,050,854
Regency Mandatorily Redeemable Amount At Expiration [Member]
Mandatory redeemable price of units outstanding		$ 35,000,000

[1]	(1) This amount will be accreted to $35 million plus any accrued but unpaid distributions and interest by deducting amounts from partners’ capital over the remaining periods until the mandatory redemption date of September 2, 2029. Accretion during 2013 was immaterial.